Basis of preparation of financial statements and principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of preparation
a)	Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”) of the IASB.

The consolidated financial statements have been prepared on a historical cost basis, except for the following items:

(a)	Financial assets at fair value through profit or loss (including derivative instruments).

(b)	Financial assets at fair value through other comprehensive income.

(c)	Defined benefit liabilities were recognized based on the net amount of pension fund assets less the present value of benefit obligation.

These consolidated financial statements are presented in New Taiwan dollars (“NT$”), which is the Company’s functional currency.

New and amended standards adopted by the group
b)	New and amended standards adopted by the group

New Standards, Interpretations and Amendments	Effective date issued by IASB
IFRS 9, “Financial Instruments”	January 1, 2018
IFRS 15, “Revenue from Contracts with Customers”	January 1, 2018

(a)	IFRS 9 “Financial Instruments”

(i)

Debt instruments are classified as financial assets measured at the fair value through profit or loss, financial assets measured at fair value through other comprehensive income or financial assets measured at amortized cost according to the characteristics of the entity’s business model and the contractual cash flows. Equity instruments are classified as financial assets measured at the fair value through profit or loss, unless an entity irrevocably designates an investment in equity instruments that is not held for trading as measured at fair value through other comprehensive income.

(ii)

The expected loss model is used to assess the impairment losses of debt instruments. The 12 months expected credit loss or lifetime expected credit loss is adopted if the credit risk of a financial instrument has increased significantly since the initial recognition at each statement of financial position date. Unless the instrument has been impaired, the interest income is calculated on the gross carrying amount of the asset; if the instrument has been impaired, the interest income after the impairment is calculated based on the book value (net of allowance) of the asset. The Group shall always measure the loss allowance at an amount equal to lifetime expected credit losses for trade receivables that do not contain a significant financing component.

(iii)

IFRS 9 “Financial Instruments” (“IFRS 9”) replaces the provisions of IAS 39 “Financial Investments” (“IAS 39”) that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. The new accounting policies are set out in Note 2 j). In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated with the exception of certain aspects of hedge accounting.

(iv)

The application of IFRS 9 from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. Please refer to Note 41 for the details of significant effects as of January 1, 2018 on applying the aforementioned new standard.

(b)	IFRS 15 “Revenue from Contracts with Customers” and amendments

(i)

IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”) replaces IAS 11 “Construction Contracts”, IAS 18 “Revenue” and relevant interpretations. According to IFRS 15, revenue is recognized when a customer obtains control of promised goods or services. A customer obtains control of goods or services when a customer has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the asset.

(ii)

The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity recognizes revenue in accordance with that core principle by applying the following five steps:

Step	1: Identify the contract(s) with a customer.

Step	2: Identify the performance obligations in the contract(s).

Step	3: Determine the transaction price.

Step	4: Allocate the transaction price to the performance obligations in the contract(s).

Step	5: Recognize revenue when (or as) the entity satisfies the performance obligation.

Furthermore, IFRS 15 includes a set of comprehensive disclosure requirements that requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

(iii)

When applying IFRS 15 effective from January 1, 2018, the Group intends not to restate the financial statements of prior period, the cumulative impact of the application was recognized as retained earnings as of January 1, 2018. The Group applied IFRS 15 only to incomplete contracts as of January 1, 2018. The new accounting policies are set out in Note 2 s). Please refer to Note 42 for the details of significant effects as of January 1, 2018 on applying the aforementioned new standard.

New and revised International Financial Reporting Standards not yet adopted
c)	New and revised International Financial Reporting Standards not yet adopted

Amendments to IFRSs which have been published but are not mandatory for the financial year ending December 31, 2018 are not expected to have a material impact on the Group. Major Amendment to IFRSs that are not yet effective are listed below:

New Standards, Interpretations and Amendments	Effective date issued by IASB
IFRS 16, “Leases”	January 1, 2019

IFRS 16, “Leases”, supersedes IAS 17, “Leases” and related interpretations. The standard requires lessees to recognize a right-of-use asset and a lease liability (except for those leases with terms of 12 months or less and leases of low-value assets). The accounting treatment is the same for lessors, who classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 only requires enhanced disclosures to be provided by lessors.

The Group has reported its preliminary assessment to the Board of Directors in the fourth quarter of 2018 and determined IFRS 16 will have significant impact on the Group’s financial position. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the years prior to first adoption.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics,

•	the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases,

•	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

At the date of January 1, 2019, the Group considers to adopt the modified retrospective transitional provisions of IFRS 16, and expected to increase right-of-use asset and lease liabilities by NT$898,387 thousand (US$29,349 thousand) and NT$884,275 thousand (US$28,888 thousand), respectively; and decrease lease asset by NT$31,904 thousand (US$1,042 thousand) and lease obligations payable NT$17,792 thousand (US$581 thousand).

Other Amendments to IFRSs not listed above are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation
d)	Basis of consolidation

The consolidated financial statements include the accounts of ChipMOS Taiwan and all entities controlled by ChipMOS Taiwan. The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described in the accounting policy for subsidiaries below.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any investment retained and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. The Group’s share of components previously recognized in other comprehensive income is reclassified to consolidated statements of comprehensive income or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main businesses	Location	2017	2018
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Research, development and marketing of semiconductors, circuits, and electronic related products	San Jose, USA	100	100
The Company	ChipMOS BVI	Holding company	British Virgin Islands	100	100

Significant judgments and estimates
e)	Significant judgments and estimates

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the recorded amounts of assets, liabilities, revenue and expenses of the Group. The Group continually evaluates these estimates, including those related to share-based payments, impairment of receivables, impairment of non-financial assets, depreciation of property, plant and equipment, defined benefit plans, deferred tax assets and deferred tax liabilities. The Group bases its estimates on historical experience and other assumptions, which it believes to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions and conditions.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that periods, or in the period of the revision and future periods if the revision affects both current and future periods.

Management has considered the development, selection and disclosure of the Group’s critical accounting policies and estimates.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the consolidated financial statements:

Provisions for deficiency compensation

The Group is primarily providing high-integration and high-precision integrated circuit of the packaging and testing services. In cases of deficiencies in the assembly and testing services provided, the Group has to clarify the reason for deficiencies and attribution of responsibility. The Group follows the guidance of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” to determine provisions for deficiency compensation. Since the timing and amount of these provisions are based on assumptions and estimates it requires management to make critical judgments.

Estimates and assumptions

Revenue recognition

The Group recognizes revenue from services for assembly, LCDD and Bumping based on the progress towards completion of performance obligation during the service period. The Group estimates total expected input costs based on historical experience and measures the progress towards completion by the actual input costs relative to the total expected input costs.

Refund liabilities

The Group estimates sales refund liabilities for sales allowance based on historical results and other known factors. Provisions for such liabilities are recorded as a deduction to revenues when the sales are recognized. The Group reassesses the reasonableness of estimates of discounts and returns periodically.

Causes and effects of accounting change

By considering the Group’s experience on using similar property, plant and equipment in prior periods as well as by referring to the experience from peer industry, on November 10, 2016, the Board of Directors approved to change the estimated useful lives of certain properties from 11 years to 16 years and certain equipment from 2~6 years to 2~8 years effectively from November 1, 2016, in order to better reflect economic benefits from usage of those properties and equipment. The impact on depreciation expenses of current and future periods were expected as follows:

	2016	2017	2018	2019
	NT$000	NT$000	NT$000	NT$000
Decrease in depreciation expenses	(119,737)	(605,259)	(391,669)	(164,863)

Property, plant and equipment and depreciation
f)	Property, plant and equipment and depreciation

Property, plant and equipment are stated at cost, less provision for depreciation and impairment losses, if any.

The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable cost of bringing the asset to its working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the consolidated statements of comprehensive income in the year in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in future economic benefits expected to be obtained from the use of the item, the expenditure is capitalized as an additional cost of the item. When an item of property, plant and equipment is disposed of or retired, its cost and accumulated depreciation are removed from the financial statements and any gain or loss resulting from the disposal or retirement, being the difference between the net proceeds and the carrying amount of the asset, is included in consolidated statements of comprehensive income.

Depreciation is provided on the straight-line method, based on the estimated useful life of the individual assets, as follows:

Buildings	5 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 4 years
Other equipment	2 to 6 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the consolidated statements of comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Impairment of non-financial assets
g)	Impairment of non-financial assets

Where an indication of impairment exists, or when periodical impairment testing for an asset is required (other than inventories, deferred tax assets and financial assets), the recoverable amount of the asset is estimated. An asset’s recoverable amount is the higher of the value in use of the asset or cash-generating unit to which it belongs and its fair value less costs to sell, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the consolidated statements of comprehensive income in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation), had no impairment loss been recognized for the asset in prior years. A reversal of such impairment loss is credited to the consolidated statements of comprehensive income in the period in which it arises.

Inventories
h)	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined on a weighted average cost basis and includes all costs of purchase, costs of conversion, and other costs incurred in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When inventories are consumed, the carrying amount of those inventories is recognized as cost of revenue in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as cost of revenue in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as cost of revenue in the period in which the reversal occurs.

Non-current assets held for sale
i)	Non-current assets held for sale

Non-current assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use, and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Investments and other financial assets
j)	Investments and other financial assets

Classification

From 1 January, 2018, the group classifies its financial assets in the following measurement categories:

(a)	those to be measured subsequently at fair value (either through other comprehensive income (“OCI”) or through profit or loss), and

(b)	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (“FVTOCI”).

Recognition and derecognition

Regular way purchases or sales of financial assets are recognized on settlement date, the date on which the group complete the purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

Debt instruments

Subsequent measurement of debt instruments depends on the group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the group classifies its debt instruments:

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss.

FVTPL: Assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in profit or loss.

Equity instruments

The group subsequently measures all equity investments at fair value. Where the group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the group’s right to receive payments is established.

Changes in the fair value of financial assets at FVTPL are recognized in other non-operating income (expenses) in the statement of comprehensive income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVTOCI are not reported separately from other changes in fair value.

Impairment

For financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime expected credit losses.

Investments in associates
k)	Investments in associates

The Group’s investments in associates are accounted for using the equity method. An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies. Any difference between the acquisition cost and the Group’s share of the net fair value of the identifiable assets and liabilities of associates is accounted for as follows:

(a)

Any excess of the acquisition cost over the Group’s share of the net fair value of the identifiable assets and liabilities of an associate at the date of acquisition is recognized as goodwill and is included in the carrying amount of the investment. Amortization of goodwill is not permitted.

(b)

Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities of an associate over the acquisition cost, after reassessing the fair value, is recognized as a gain in profit or loss on the acquisition date.

Under the equity method, the investments in associates are carried on the statements of financial position at cost plus post acquisition changes in the Group’s share of profit or loss and other comprehensive income of associates. The Group’s share of changes in associates’ profit or loss and other comprehensive income are recognized directly in profit or loss and other comprehensive income, respectively, of the Group. Distributions received from an associate reduce the carrying amount of the investment. Any unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the Group’s interest in the associate.

Upon an associate’s issuance of new shares, if the Group takes up more shares than its original proportionate holding while maintaining its significant influence over that associate, such increase would be accounted for as an acquisition of an additional equity interest in the associate. Upon an associate’s issuance of new shares, if the Group does not take up proportionate shares and reduces its shareholding while maintaining its significant influence over that associate, the Group will treat the transaction as deemed disposal and reclassify to profit or loss the proportion of the gain or loss previously recognized in other comprehensive income relating to that reduction in ownership interest where appropriate.

The Group ceases to use the equity method upon loss of significant influence over an associate. Any difference between the carrying amount of the investment in an associate upon loss of significant influence and the fair value of the retained investment plus proceeds from disposal will be recognized in profit or loss.

The Group determines at each reporting date whether there is any objective evidence that the investments in associates are impaired. An impairment loss, being the difference between the recoverable amount of the associate and its carrying value, is recognized in profit or loss in the consolidated statements of comprehensive income and forms part of the carrying amount of the investments.

Financial liabilities
l)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

The Group’s financial liabilities include bank loans, accounts payable and other monetary liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the consolidated statements of comprehensive income when the liabilities are derecognized through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the consolidated statements of comprehensive income.

Notes and accounts payable

Notes and accounts payable are obligations to pay for raw materials, goods or services that have been acquired in the ordinary course of business from suppliers. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. However, short-term accounts payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Derecognition of financial liabilities
m)	Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the consolidated statements of comprehensive income.

Dividends
n)	Dividends
Dividends are recommended by the Board of Directors to the Shareholders’ approval pursuant to the Company’s Article of Incorporation.
Operating lease charges
o)	Operating lease charges

Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated statements of comprehensive income in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in the consolidated statements of comprehensive income as an integral part of the aggregate net lease payments made. Contingent rentals, if any, are charged to the consolidated statements of comprehensive income in the accounting period in which they are incurred.

Treasury stock
p)	Treasury stock

Treasury stock is stated at cost and shown as a deduction in equity. When the Company retires treasury stock, the treasury stock account is reduced and the share capital as well as the capital surplus – share premium are reversed on a pro rata basis. When the book value of the treasury stock exceeds the sum of par value and share premium, the difference is charged to respective capital surplus and to retained earnings for any remaining amount.

Provisions for deficiency compensation
q)	Provisions for deficiency compensation

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the consolidated statements of comprehensive income.

Foreign currency translation
r)	Foreign currency translation

The consolidated financial statements are presented in New Taiwan dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions are initially recorded using the functional currency rates ruling at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rates of exchange ruling at the end of the reporting period. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The functional currencies of certain overseas subsidiaries are currencies other than the New Taiwan dollars. As at the end of the reporting period, the assets and liabilities of these entities are translated into the presentation currency of the Company at the exchange rates ruling at the end of the reporting period, and their income and expense items are translated into New Taiwan dollars at the weighted average exchange rates for the year.

The resulting exchange differences are recorded in other comprehensive income and the cumulative balance is included in foreign currency translation reserve in the consolidated statements of changes in equity. On disposal of a foreign entity, the deferred cumulative amount recognized in foreign currency translation reserve relating to that particular foreign operation is recognized in the consolidated statements of comprehensive income. For the purpose of the consolidated statements of cash flows, the cash flows of overseas subsidiaries are translated into New Taiwan dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of overseas subsidiaries which arise throughout the year are translated into New Taiwan dollars at the weighted average exchange rates for the year.

Revenue recognition
s)	Revenue recognition

The Group is primarily engaged in the customized assembly and testing services of high-integration and high-precision integrated circuits based on customer’s specification demand to create or enhance the product. When providing assembly and testing services, the Group considers:

(a)	Customer controls the provided raw materials and the Group receives the instruction from the customer on providing assembly and testing services and subsequent treatments.

(b)	The Group provides assembly and testing services to create or enhance an asset which solely provided and controlled by the customer. The Group has no right to transfer the asset for another use.

As the asset ownership belongs to the customer, who bears the significant risk and rewards and rights on the use of the asset, the Group recognizes assembly and testing service revenue over time based on the progress towards completion during the service period.

The progress towards completion on assembly services, services for Liquid Crystal Display and other Flat-Panel Display Driver Semiconductors (“LCDD”) and Bumping are measured by the actual input costs relative to estimate total expected input costs. The progress towards completion on testing services is measured by the actual incurred testing volume comparing to planned total testing volume. The Group believes that aforementioned methods are the most appropriate manner to measure the satisfaction of performance obligation to customers because the input costs incurred to assembly and testing volume complete in testing services are based on customer’s specification and not linear over the duration of these services. Customer payment on assembly and testing services is based on predetermined payment schedule. A contract asset is recognized when the Group provides services in excess of customer’s payment. A contract liability is recognized upon receipt of prepayment from a customer for its performance obligation to transfer services in the future.

Interest income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that discounts the estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset.

Research and development costs
t)	Research and development costs

Research and development costs that do not meet the criteria of internally generated intangible assets of IAS 38 “Intangible Assets” are expensed in the period in which it is incurred.

Borrowing costs
u)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are charged to the consolidated statements of comprehensive income in the period in which they are incurred.

Pension and other post-employment benefits
v)	Pension and other post-employment benefits

The Group operates defined contribution and defined benefit plans in the ROC. For defined contribution retirement benefit plans, payments to the benefit plan are recognized as an expense when the employees have rendered service entitling them to the contribution. For defined benefit retirement plans, the cost of providing benefit is recognized based on actuarial calculations.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the year end. Remeasurements are recognized in other comprehensive income in the period which they incur. Past service costs are recognized in the consolidated statements of comprehensive income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes restructuring-related costs. Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes i) service costs comprising current service costs, past service costs, gains and losses on curtailments and non-routine settlements, and ii) net interest expense or income, under cost of revenue, research and development expenses, sales and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income.

Employee entitlements to annual leave are recognized when they accrue to employees. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

Share-based payments
w)	Share-based payments

Restricted shares

Restricted shares issued to employees are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period.

For restricted shares where those shares do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by the employees who are expected to resign during the vesting period as compensation cost at the date of dividends declared.

For restricted shares where employees do not need to pay to acquire those shares, if the employees who resign during the vesting period, the Group will recover and retire those shares at no cost.

Income tax
x)	Income tax

Income tax represents the sum of current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•

when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Current income tax assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

If a change in tax rate is enacted or substantively enacted, the Group recognizes the effect of the change immediately in the period in which the change occurs. The effect of the change on items recognized outside profit or loss is recognized in other comprehensive income or equity while the effect of the change on items recognized in profit or loss is recognized in profit or loss.

Cash and cash equivalents
y)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments which are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within 3 months when acquired.

Related parties
z)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of key management personnel of the Group or the Group’s parent.

or

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group.

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	The entity and the Group are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Subsidiaries
aa)	Subsidiaries

A subsidiary is an entity (including a structured entity) controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	the contractual arrangement with the other vote holders of the investee;

•	rights arising from other contractual arrangements; and

•	the Group’s voting rights and potential voting rights

The Company’s share of its subsidiaries’ post-acquisition profits or losses is recognized in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. When the Company’s share of losses in a subsidiary equals or exceeds its interest in the subsidiary, the Company continues to recognize its share in the subsidiary’s loss proportionately.

Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary (transactions with non-controlling interests) are accounted for as equity transactions, i.e. transactions with owners in their capacity as owner. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity.

Fair value measurement
bb)	Fair value measurement

The Group measures its accrued pension cost at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date. An active market is a market in which trading for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices from Level 1 that are observable information for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability. The fair value of the Group’s financial instruments without active market is included in Level 3.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Capital reorganization
cc)	Capital reorganization

The Company merged with ChipMOS Bermuda on October 31, 2016 and the transaction was accounted as capital reorganization within the Group. When presenting comparative financial statements, the Company presented it as if ChipMOS Bermuda had always been combined and the financial statements were restated retrospectively. The assets and liabilities acquired from ChipMOS Bermuda was measured by using book value method, and any differences between the consideration given by the Company and the aggregate book value of the assets and liabilities of ChipMOS Bermuda was first accounted for as addition (deduction) in capital surplus arises from share premium, if the share premium is insufficient, the amount will be accounted for as deduction from retained earnings. In addition, on the effective date of the Merger, the Company reclassified its shares originally held by ChipMOS Bermuda as treasury stock and cancelled those shares with deduction in share premium equal to the proportion of retired shares. If the share premium is insufficient, the amount will be accounted for as deduction from retained earnings. Transaction costs attributable to the Merger are accounted for as deduction from equity.

When presenting comparative financial statements, the Company presented it as if ChipMOS Bermuda had always been combined and the financial statements were restated retrospectively. Net income attributable to ChipMOS Bermuda prior to the Merger were presented as “Predecessors’ interests”.